EMPLOYEE BENEFITS	12 Months Ended
Jun. 30, 2026
Classes of employee benefits expense [abstract]
EMPLOYEE BENEFITS	EMPLOYEE BENEFITS

ACCOUNTING POLICIES

Equity settled share-based payments
The grant date fair value of equity settled share-based payment arrangements is recognised as an expense, with a corresponding increase in equity, over the vesting period of the awards. The expense is adjusted to reflect the number of awards for which the related service and non-market performance conditions are expected to be met, such that the amount ultimately recognised is based on the number of awards that meet the related service and non-market performance conditions at vesting date.

18.1EQUITY SETTLED LONG TERM INCENTIVE SCHEMES

Amounts in R million	Note	2026	2025	2024

Share-based payment expense – ELTI scheme		21.3	30.1	26.4
Share-based payment expense – DSP scheme		20.4	—	—
Total share-based payment expense	5.2	41.7	30.1	26.4
On 2 December 2019, the shareholders approved an equity settled long term incentive scheme. Under the Equity Long Term
Incentive (“ELTI”) scheme, qualifying employees are awarded conditional shares on an annual basis, comprising performance shares (80% of the total conditional shares awarded) and retention shares (20% of the total conditional shares awarded). Conditional shares will vest three years after grant date and will be settled in the form of DRDGOLD shares at a zero-
exercise price. The last grant in terms of the ELTI scheme was made on 22 October 2024.
The ELTI scheme was replaced by the Single Incentive Plan (“SIP”), incorporating the Deferred Share Plan (“DSP”), which was approved by the shareholders on 29 November 2023. Under the DSP scheme, qualifying employees are awarded deferred shares on an annual basis. The deferred shares are held in escrow by an escrow agent for the benefit of qualifying employees from grant date. Dividends declared on shares granted per the DSP accrue and are paid to the employees over the vesting period. Deferred shares will vest equally over a period of three and five years after grant date, depending on the level of seniority of the participant, and will be settled in the form of DRDGOLD shares at a zero-exercise price. The first grant under the DSP was made on 13 August 2025.
ELTI Scheme
The key conditions of the grants made under the ELTI scheme are:
Retention shares:
100% of the retention shares will vest if the employee remains in the active employ of the Company at vesting date, is not under notice period and individual performance criteria are met.
Performance shares:
Total shareholder’s return (“TSR”) measured against a hurdle rate of 15% referencing DRDGOLD’s Weighted Average Cost of
Capital (“WACC”):
•50% of the performance shares are linked to this condition; and
•all of these performance shares will vest if DRDGOLD’s TSR exceeds the hurdle rate over the vesting period.
18EMPLOYEE BENEFITS continued
18.1EQUITY SETTLED LONG TERM INCENTIVE SCHEMES continued
TSR is measured against a peer group of three peers (Sibanye-Stillwater, Harmony Gold Mining Company Limited and Pan-
African Resources Limited):
•50% of the performance shares are linked to this condition; and
•the number of performance shares which vest is based on DRDGOLD’s actual TSR performance in relation to percentiles of peer group’s performance as follows:

Percentile of peers	% of performance shares vesting

< 25th percentile	0%
25th to < 50th percentile	25%
50th to < 75th percentile	75%
≥ 75th percentile	100%

Reconciliation of the number of conditional shares	2026		2025
	Number of Shares	Volume weighted average price R per share	Number of Shares	Volume weighted average price R per share

Opening balance	10,132,081		10,506,564
Granted – 20 October 2024	—		2,816,040
Vested[1]	(3,235,335)	45.55	(936,779)	22.07
Forfeited	(646,624)		(67,931)
Expired[1]	(1,386,573)		(2,185,813)
Closing balance	4,863,549		10,132,081
	—
Vesting on	4,863,549		10,132,081
19 October 2025	—		4,621,908
25 October 2026	2,358,286		2,694,133
22 October 2027	2,505,263		2,816,040

[1]70% of the total grant vested as a result of performance conditions being met, with the balance having expired (2025: 30% vested). The settlement of the vesting was made through a combination of 2,153,302 treasury shares and 1,082,033 new share issue on 20 October
2025.
Fair value
The weighted average fair value of the performance and retention shares at grant date were determined using the Monte Carlo simulation pricing model applying the following key inputs:

Grant date	22 October 2024	25 October 2023
Vesting date	22 October 2027	25 October 2026

Weighted average fair value of 80% performance shares[1]	15.09	7.72
Weighted average fair value of 20% retention shares	21.18	16.24
Expected term (years)	3	3
Grant date share price of a DRDGOLD share	21.81	16.89
Expected dividend yield	0.98%	1.30%
Expected volatility[2]	42.12%	44.55%
Expected risk free rate	7.42%	8.27%
[1]The performance conditions are included in the measurement of the grant date fair value as they are classified as market-based performance conditions.
[2]Expected volatility has been based on an evaluation of the historical volatility of DRDGOLD’s share price, commensurate with the expected term of the options.
18EMPLOYEE BENEFITS continued
18.1EQUITY SETTLED LONG TERM INCENTIVE SCHEMES continued
DSP Scheme
The key conditions of the grants made under the DSP scheme are:
100% of the deferred shares will vest equally over a period of three or five years, if the employee remains in the active employ of the Company at vesting date, is not under notice period and individual performance criteria are met.

Reconciliation of the number of deferred shares	2026
	Number of Shares	Weighted average price R per share
Opening balance	—
Granted – 13 August 2025	1,726,955	27.42
Forfeited	(163,322)

Closing balance	1,563,633

Vesting on	1,563,633
13 August 2026	462,165
13 August 2027	462,165
13 August 2028	462,165
13 August 2029	88,569
13 August 2030	88,569

18.2TRANSACTIONS WITH KEY MANAGEMENT PERSONNEL
Interests in contracts
None of the directors, officers or major shareholders of DRDGOLD or, to the knowledge of DRDGOLD’s management, their families, had any interest, direct or indirect, in any transaction entered into during the year ended 30 June 2026 or the preceding financial years, or in any proposed transaction which has affected or will materially affect DRDGOLD or its subsidiaries other than disclosed in these financial statements. None of the directors or officers of DRDGOLD or any associate of such director or officer is currently or has been at any time during the past financial year materially indebted to DRDGOLD.

Key management personnel remuneration
Amounts in R million	Note	2026	2025	2024

Board fees paid		7.6	7.8	7.9
Salaries paid		124.5	104.9	93.2
Short term incentives relating to this cycle		110.3	98.2	94.0
Share-based payment expense	18.1	41.7	30.1	26.4
		284.1	241.0	221.5

Disclosure of share-based payment arrangements	18.1EQUITY SETTLED LONG TERM INCENTIVE SCHEMES

Amounts in R million	Note	2026	2025	2024

Share-based payment expense – ELTI scheme		21.3	30.1	26.4
Share-based payment expense – DSP scheme		20.4	—	—
Total share-based payment expense	5.2	41.7	30.1	26.4
On 2 December 2019, the shareholders approved an equity settled long term incentive scheme. Under the Equity Long Term
Incentive (“ELTI”) scheme, qualifying employees are awarded conditional shares on an annual basis, comprising performance shares (80% of the total conditional shares awarded) and retention shares (20% of the total conditional shares awarded). Conditional shares will vest three years after grant date and will be settled in the form of DRDGOLD shares at a zero-
exercise price. The last grant in terms of the ELTI scheme was made on 22 October 2024.
The ELTI scheme was replaced by the Single Incentive Plan (“SIP”), incorporating the Deferred Share Plan (“DSP”), which was approved by the shareholders on 29 November 2023. Under the DSP scheme, qualifying employees are awarded deferred shares on an annual basis. The deferred shares are held in escrow by an escrow agent for the benefit of qualifying employees from grant date. Dividends declared on shares granted per the DSP accrue and are paid to the employees over the vesting period. Deferred shares will vest equally over a period of three and five years after grant date, depending on the level of seniority of the participant, and will be settled in the form of DRDGOLD shares at a zero-exercise price. The first grant under the DSP was made on 13 August 2025.
ELTI Scheme
The key conditions of the grants made under the ELTI scheme are:
Retention shares:
100% of the retention shares will vest if the employee remains in the active employ of the Company at vesting date, is not under notice period and individual performance criteria are met.
Performance shares:
Total shareholder’s return (“TSR”) measured against a hurdle rate of 15% referencing DRDGOLD’s Weighted Average Cost of
Capital (“WACC”):
•50% of the performance shares are linked to this condition; and
•all of these performance shares will vest if DRDGOLD’s TSR exceeds the hurdle rate over the vesting period.
18EMPLOYEE BENEFITS continued
18.1EQUITY SETTLED LONG TERM INCENTIVE SCHEMES continued
TSR is measured against a peer group of three peers (Sibanye-Stillwater, Harmony Gold Mining Company Limited and Pan-
African Resources Limited):
•50% of the performance shares are linked to this condition; and
•the number of performance shares which vest is based on DRDGOLD’s actual TSR performance in relation to percentiles of peer group’s performance as follows:

Percentile of peers	% of performance shares vesting

< 25th percentile	0%
25th to < 50th percentile	25%
50th to < 75th percentile	75%
≥ 75th percentile	100%

Reconciliation of the number of conditional shares	2026		2025
	Number of Shares	Volume weighted average price R per share	Number of Shares	Volume weighted average price R per share

Opening balance	10,132,081		10,506,564
Granted – 20 October 2024	—		2,816,040
Vested[1]	(3,235,335)	45.55	(936,779)	22.07
Forfeited	(646,624)		(67,931)
Expired[1]	(1,386,573)		(2,185,813)
Closing balance	4,863,549		10,132,081
	—
Vesting on	4,863,549		10,132,081
19 October 2025	—		4,621,908
25 October 2026	2,358,286		2,694,133
22 October 2027	2,505,263		2,816,040

[1]70% of the total grant vested as a result of performance conditions being met, with the balance having expired (2025: 30% vested). The settlement of the vesting was made through a combination of 2,153,302 treasury shares and 1,082,033 new share issue on 20 October
2025.
Fair value
The weighted average fair value of the performance and retention shares at grant date were determined using the Monte Carlo simulation pricing model applying the following key inputs:

Grant date	22 October 2024	25 October 2023
Vesting date	22 October 2027	25 October 2026

Weighted average fair value of 80% performance shares[1]	15.09	7.72
Weighted average fair value of 20% retention shares	21.18	16.24
Expected term (years)	3	3
Grant date share price of a DRDGOLD share	21.81	16.89
Expected dividend yield	0.98%	1.30%
Expected volatility[2]	42.12%	44.55%
Expected risk free rate	7.42%	8.27%
[1]The performance conditions are included in the measurement of the grant date fair value as they are classified as market-based performance conditions.
[2]Expected volatility has been based on an evaluation of the historical volatility of DRDGOLD’s share price, commensurate with the expected term of the options.
18EMPLOYEE BENEFITS continued
18.1EQUITY SETTLED LONG TERM INCENTIVE SCHEMES continued
DSP Scheme
The key conditions of the grants made under the DSP scheme are:
100% of the deferred shares will vest equally over a period of three or five years, if the employee remains in the active employ of the Company at vesting date, is not under notice period and individual performance criteria are met..

Reconciliation of the number of deferred shares	2026
	Number of Shares	Weighted average price R per share
Opening balance	—
Granted – 13 August 2025	1,726,955	27.42
Forfeited	(163,322)

Closing balance	1,563,633

Vesting on	1,563,633
13 August 2026	462,165
13 August 2027	462,165
13 August 2028	462,165
13 August 2029	88,569
13 August 2030	88,569